Derivative Instruments (Offsetting Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Offsetting of Financial Assets, Derivatives
Gross Amounts of Recognized Financial Instruments	$ 17,796	$ 28,685
Gross Amounts Offset in the Consolidated Statement of Financial Position	(17,796)	(21,498)
Net Amounts Presented in the Consolidated Statement of Financial Position	0	7,187
Financial Instruments / Collateral	0	(7,187)
Net Amount	0	0
Securities purchased under agreements to resell
Gross Amounts of Recognized Financial Instruments	0	0
Gross Amounts Offset in the Consolidated Statement of Financial Position	0	0
Net Amounts Presented in the Consolidated Statement of Financial Position	0	0
Financial Instruments / Collateral	0	0
Net Amount	0	0
Total Assets
Gross Amounts of Recognized Financial Instruments	17,796	28,685
Gross Amounts Offset in the Consolidated Statement of Financial Position	(17,796)	(21,498)
Net Amounts Presented in the Consolidated Statement of Financial Position	0	7,187
Financial Instruments / Collateral	0	(7,187)
Net Amount	0	0
Offsetting of Financial Liabilities, Derivatives
Gross Amounts of Recognized Financial Instruments	21,829	21,498
Gross Amounts Offset in the Consolidated Statement of Financial Position	(17,796)	(21,498)
Net Amounts Presented in the Consolidated Statement of Financial Position	4,033	0
Financial Instruments / Collateral	(4,033)	0
Net Amount	0	0
Securities sold under agreements to repurchase
Gross Amounts of Recognized Financial Instruments	0	0
Gross Amounts Offset in the Consolidated Statement of Financial Position	0	0
Net Amounts Presented in the Consolidated Statement of Financial Position	0	0
Financial Instruments/Collateral	0	0
Net Amount	0	0
Total Liabilities
Gross Amounts of Recognized Financial Instruments	21,829	21,498
Gross Amounts Offset in the Consolidated Statement of Financial Position	(17,796)	(21,498)
Net Amounts Presented in the Consolidated Statement of Financial Position	4,033	0
Financial Instruments/Collateral	(4,033)	0
Net Amount	$ 0	$ 0